Share-Based Payments - Summary of Shares Granted under Restricted Share Arrangements (Detail) - Long-term incentive plan [member] - Restricted shares [member] Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	3,893	6,262
Weighted average fair value	£ 11.09	£ 8.96